EQUITY INVESTMENTS - Schedule of Distribution Received and Contribution Paid (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Investments
Distributions received from equity investments	$ 3,657	$ 1,048	$ 1,123
Contributions to equity investments	3,433	1,210	765
Equity investments
Equity Investments
Distributions received from equity investments	1,025	975	1,123
Contributions to equity investments	820	1,118	664
Other
Equity Investments
Distributions received from equity investments	228	0	0
Coastal GasLink
Equity Investments
Contributions to equity investments	1,414	92	101
Sur de Texas
Equity Investments
Distributions received from equity investments	2,404	73	0
Contributions to equity investments	$ 1,199	$ 0	$ 0